OTHER CURRENT LIABILITIES (Details) $ in Thousands, ¥ in Millions				1 Months Ended		12 Months Ended
	Apr. 27, 2018 MW	Oct. 10, 2014 JPY (¥) item MW	Oct. 10, 2014 USD ($) item	Aug. 31, 2015 JPY (¥) item MW	Aug. 31, 2015 USD ($) item MW	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 10, 2014 USD ($) MW
Financial liabilities designated as fair value through profit or loss
Balance at January 1,							$ 133,553
Change of financial liabilities with fair value through profit and loss (Note 29, Note 30)							(39,105)	$ (2,957)	$ (5,686)
Balance at December 31,							178,705	133,553
Silent partnership agreements
Financial liabilities designated as fair value through profit or loss
Minimum cumulative annual internal rate of return required on the capital for distribution of profits		15.00%	15.00%
Silent Partners
Financial liabilities designated as fair value through profit or loss
Balance at January 1,							80,107
Balance at December 31,								80,107
Loss from change in fair value of financial liabilities and extinguishment of agreement								2,764
Silent Partners | Silent partnership agreements
Financial liabilities designated as fair value through profit or loss
Profit sharing percentage to other partners		49.00%	49.00%
Estimated distributable profits to the other partners			$ 7,400
TK Partner | Silent partnership agreements
Financial liabilities designated as fair value through profit or loss
Minimum cumulative annual internal rate of return required on the capital for distribution of profits	15.00%
Time limit to secure the third party offer	90 days
SSJ | Silent partnership agreements
Financial liabilities designated as fair value through profit or loss
Number of groups of third party investors in the Silent Partnership Agreement | item		2	2
Number of Solar Parks agreed for development and operate | item		21	21
Threshold capacity limit of solar parks under agreement | MW	10.79	34.6								34.6
Cash contribution for the project | ¥		¥ 750
Carrying Value of the Solar Power projects contributed | ¥		2,300
Fair value of the Solar Power projects contributed | ¥		¥ 4,600
Profit sharing percentage for the subsidiary.		51.00%	51.00%
Percentage of threshold capacity limit of solar parks under agreement	10.00%
SSJ | Amended Agreements
Financial liabilities designated as fair value through profit or loss
Remaining proceeds used for executing its project pipeline | ¥				¥ 2,000
SSJ | Amended Agreements | Sky International Enterprise Group Ltd.
Financial liabilities designated as fair value through profit or loss
Intercompany loan | ¥				¥ 2,000
Interest rate on loans granted				5.00%	5.00%
Term of the loans granted				12 months	12 months
SSJ | Silent Partners | Silent partnership agreements
Financial liabilities designated as fair value through profit or loss
Cash contribution from the other Silent Partners | ¥		¥ 5,000
SSJ | Silent Partners | Amended Agreements
Financial liabilities designated as fair value through profit or loss
Number of Solar Parks agreed for development and operate | item				67	67
Threshold capacity limit of solar parks under agreement | MW				107.9	107.9
Total capital contribution | ¥				¥ 9,000
Number of additional solar parks contributed | item				46	46
SSJ | TK Partner | Amended Agreements
Financial liabilities designated as fair value through profit or loss
Consideration paid to the partner in order to amend the agreement				¥ 698	$ 5,800
Term of the amendment agreements				3 years	3 years
Additional investment contributed by the TK partner				¥ 4,000	$ 33,200
SWL Flash Bright Limited | Silent Partners | Silent partnership agreements
Financial liabilities designated as fair value through profit or loss
Maximum amount of ordinary shares of the company available for purchase for the investor			$ 30,000
Option exercise period		2 years	2 years
Extension tine period for purchase of shares		1 year	1 year
Time period to approve or deny the offer		180 days	180 days
Target percent of the per share initial public offering price to exercise the call option		200.00%	200.00%
Fair Value of the Call Option										$ 6,600
Weighted average cost of capital		13.50%	13.50%
Other Current liabilities
Financial liabilities designated as fair value through profit or loss
Balance at January 1,							80,107
Change of financial liabilities with fair value through profit and loss (Note 29, Note 30)							37,918
Exchange difference							2,795
Balance at December 31,							$ 120,820	$ 80,107
Other Current liabilities | Silent partnership agreements
Financial liabilities designated as fair value through profit or loss
Balance at December 31, | ¥						¥ 13,600